GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended
	Jan. 04, 2021 USD ($) $ / shares shares	Nov. 02, 2020 USD ($) shares	Sep. 02, 2020 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 ₪ / shares shares	Dec. 31, 2020 ₪ / shares shares	Aug. 06, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Operating loss						$ (13,705)	$ (12,084)
Number of shares issue | shares	883,534	3,920,000	5,882,353					40,621,124	35,600,088
Ordinary shares and pre-funded warrants amount		$ 12,000	$ 10,000
Pre-funded warrants | shares		883,534
Price per share | ₪ / shares								₪ 0.02	₪ 0.02
At Market Offering Atm [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issue | shares				197,525	3,803,594
Price per share | $ / shares				$ 4.70	$ 7.36
Proceeds from issuing shares				$ 930	$ 28,000
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Equity Investment										$ 10,000
Ownership percentage held by other entity in subsidiary										27.84%
Pre Funded Warrants [Member]
Disclosure of detailed information about business combination [line items]
Exercised	(883,534)
Price per share | $ / shares	$ 0.01
Exercise price of outstanding share options | $ / shares	$ 9